SUPPLEMENT DATED AUGUST 31, 2001
         TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR


 The Asset Program, Inc.                         Mercury Mid Cap Growth Fund, Inc.
   Mercury U.S. Government Securities Fund       Mercury Premier Growth Fund, Inc.
   Mercury Growth Opportunity Fund               Mercury QA Equity Series, Inc.
 Mercury Basic Value Fund, Inc.                    Mercury QA International Fund
 Mercury Funds, Inc.                               Mercury QA Large Cap Core Fund
   Mercury Global Balanced Fund                    Mercury QA Large Cap Growth Fund
   Mercury International Fund                      Mercury QA Large Cap Value Fund
   Mercury Pan-European Growth Fund                Mercury QA Mid Cap Fund
   Mercury Select Growth Fund                      Mercury QA Small Cap Fund
   Mercury U.S. Large Cap Fund                   Mercury QA Strategy Series, Inc.
   Mercury U.S. Small Cap Growth Fund              Mercury QA Strategy All-Equity Fund
 Mercury Focus Twenty Fund, Inc.                   Mercury QA Strategy Growth and Income Fund
 Mercury Global Holdings, Inc.                     Mercury QA Strategy Long-Term Growth Fund
 Mercury Large Cap Series Funds, Inc.            Mercury Target Select Equity Fund, Inc.
   Mercury Large Cap Core Fund
   Mercury Large Cap Growth Fund
   Mercury Large Cap Value Fund



     The transfer agency fee schedule has been amended for each Fund listed above. The revised schedule of fees payable to Financial Data Services, Inc., the transfer agent for each of the Funds, ranges from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs. In addition, the transfer agent is reimbursed for reasonable out-of-pocket expenses. Certain fees previously in effect, including transaction charges and closed account fees, have been eliminated. The revised fee schedule amends information provided in each Fund's Prospectus under the heading "Fees and Expenses" and in the Statement of Additional Information under the heading "Management and Advisory Arrangements."



CODE:  MF-TA FEES-0801-ALL